Additional disclosure items G.4. Non-cash investing and financing activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional information [abstract]
Acquisition of property, plant and equipment, including (finance) leases	$ 17	$ (65)	$ (174)
Asset retirement obligations	19	15	(20)
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	30	0
(Finance) Leases	1	(43)	192
Share based compensation	$ 27	$ 21	$ 22